Insurance service result	6 Months Ended
Jun. 30, 2024
Insurance service result [abstract]
Insurance service result
4. Insurance service result

EUR Millions	1H 2024		1H 2023
	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF

Insurance revenue

Expected insurance claims and other insurance service expenses to be incurred	3,999	17	4,294	16

Earnings released from contractual service margin (“CSM”)	485	17	480	6

Release of risk adjustment for non-financial risk	154	7	198	7

Allocated portion of consideration that relates to recovery acquisition costs	322	-	272	-

Other	(9)	-	(38)	-
Contracts not measured under the PAA	4,951	41	5,206	29

Contracts measured under the PAA	51	-	77	-
Total insurance revenue	5,002	41	5,282	29

Insurance service expenses

Incurred claims and other incurred insurance service expenses	(4,222)	(21)	(4,160)	(14)

Changes in fulfilment cash flows relating to incurred claims	(14)	-	(13)	-

Onerous contract losses (and reversals)	(817)	-	(635)	-

Amortization of insurance acquisition costs	(322)	-	(272)	-
Contracts not measured under the PAA	(5,375)	(21)	(5,080)	(14)

Contracts measured under the PAA	(59)	-	(83)	-
Total insurance service expenses	(5,434)	(21)	(5,163)	(14)

Net income / (expenses) on reinsurance held

Assumption changes that relate to (a reversal of) underlying onerous contracts	111	-	33	-

Experience adjustments that relate to (a reversal of) underlying onerous contracts	245	-	425	-

Release of the contractual service margin for services received	(15)	-	(7)	-

Release of risk adjustment for non-financial risk	(44)	-	(73)	-

Experience adjustments on current service	109	-	(200)	-

Changes in fulfilment cash flows relating to incurred claims	3	-	5	-

New contracts issued: loss on initial recognition of underlying contracts	-	-	(6)	-

Establishing of loss recovery component from onerous underlying contracts	-	-	7	-

Reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	-	-	(1)	-
Contracts not measured under the PAA	408	-	184	-

Contracts measured under the PAA	-	-	1	-
Total net income / (expenses) on reinsurance held	408	-	185	-

Insurance service result	(24)	20	304	15

The following table shows the revenue recognized on insurance and investments contracts with discretionary participating features by transition method. Other contracts comprise contracts transitioned under the full retrospective approach and contracts issued after the transition to IFRS 17.

EUR millions	1H 2024	1H 2023

Insurance contracts
Related to contracts transitioned under the modified retrospective method	266	260
Related to contracts transitioned under the fair value approach	4,080	4,478
Other contracts	656	544
Total revenue reported in the period	5,002	5,282

Investment contracts with discretionary participating features
Related to contracts transitioned under the fair value approach	41	29
Total revenue reported in the period	41	29
Total revenue reported in the period – all contracts	5 043	5 312